Report of Directors Financial Review Risk Report - Trading/Non-trading VaR, 99% 1 Day (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 553.8	$ 576.7
Non-trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	695.8	558.6
Non-trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1,097.6	709.4
Non-trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	408.7	401.5
Non-trading portfolios | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	528.4	549.6
Non-trading portfolios | Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	603.7	494.0
Non-trading portfolios | Interest rate | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1,000.6	638.6
Non-trading portfolios | Interest rate | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	292.1	344.0
Non-trading portfolios | Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	246.1	356.7
Non-trading portfolios | Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	315.1	266.1
Non-trading portfolios | Credit spread | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	369.1	368.0
Non-trading portfolios | Credit spread | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	242.4	174.5
Non-trading portfolios | Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(220.7)	(329.5)
Non-trading portfolios | Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(222.9)	(201.6)
Trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	38.3	52.8
Trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	53.1	59.8
Trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	83.3	98.2
Trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	37.0	34.4
Trading portfolios | Foreign exchange and commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	14.6	13.4
Trading portfolios | Foreign exchange and commodity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15.2	16.2
Trading portfolios | Foreign exchange and commodity | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	29.8	24.6
Trading portfolios | Foreign exchange and commodity | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6.9	9.3
Trading portfolios | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	34.9	55.9
Trading portfolios | Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	48.3	53.9
Trading portfolios | Interest rate | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	78.1	86.0
Trading portfolios | Interest rate | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	24.8	25.5
Trading portfolios | Equity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16.3	15.2
Trading portfolios | Equity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	14.8	19.0
Trading portfolios | Equity | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	20.5	27.8
Trading portfolios | Equity | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12.7	13.4
Trading portfolios | Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8.2	7.2
Trading portfolios | Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9.9	11.6
Trading portfolios | Credit spread | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.1	16.5
Trading portfolios | Credit spread | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6.6	6.6
Trading portfolios | Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(35.7)	(38.9)
Trading portfolios | Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (35.1)	$ (40.8)